SHARE-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION PLAN [Abstract]
SHARE-BASED COMPENSATION PLAN
9.	SHARE-BASED COMPENSATION PLAN
Equity Incentive Plan 2011

In 2011, the Board of Directors decided to establish an incentive plan involving a maximum of 400,000 shares pursuant to a vesting schedule of which all shares were allocated among the management of the Company and the members of the Board of Directors. The shares are forfeited if the grantee leaves the Company before the restricted shares are vested. The holders of the restricted shares are entitled to receive dividends paid in the period as well as voting rights.

In 2011 326,000 and 74,000 restricted shares were granted with a four-year and five-year cliff-vesting period, respectively. 174,000 shares vested in 2013 in relation to the acquisition of Scandic American Shipping Ltd. The remaining shares vested in 2015 and 2016, except for 33,000 common shares that were reallocated to certain employees in 2014 at grant date fair value of $9.84 and four-year cliff vesting period.

In 2015, we amended and restated the 2011 Equity Incentive Plan to reserve an additional 137,665 restricted shares for issuance to persons employed in the management of the Company and members of the Board of Directors under the same terms as the original plan.  The holders of the restricted shares are entitled to voting rights as well as to receive dividends paid during the trade restriction period.

The Company granted 4,500 common shares to employees in 2017 at a grant date fair value of $9.13. In 2017 and 2016, the Company received 13,000 and 13,500 shares from employees who have resigned, respectively. The shares are held as treasury shares at December 31, 2017.

The compensation expense is recognized on a straight-line basis over the vesting period and is recorded as part of General and Administrative expenses. The total compensation expense related to restricted shares under the plan was $0.5 million, $0.4 million, and $0.4 million for the years ended December 31, 2017, December 31, 2016 and December 31, 2015, respectively.

As of December 31, 2017, unrecognized cost related to unvested shares aggregated to $0.8 million, which will be recognized over a weighted period of 1.7 years.

As of December 31, 2017, a total number of 138,665 common shares have been allocated among 26 employees. The Company has 22,000 treasury shares related to the Equity Incentive plan.

The tables below summarize the Company's restricted stock awards as of December 31, 2017:

	Restricted shares - Employees	Weighted- average grant- date fair value - Employees
Non-vested at January 1, 2017	157,165	$13.75
Granted during the year	4,500	$9.13
Vested during the year	(10,000)	$14.65
Forfeited during the year	(13,000)	$13.54
Non-vested at December 31, 2017	138,665	$13.55